Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Agency mortgage-backed securities	$—	$3,419.3
Forward exchange contracts	—	85.3

	—	3,504.6

Held for trading
Forward exchange contracts	569.8	—

	$569.8	$3,504.6

Financial liabilities

Held for trading
Forward exchange contracts	$26.7	$40.8

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied

Outstanding forward exchange contracts consisted of the following:

Contract Amount
	Maturity Date	(In Millions)
December 31, 2017

Sell NT$/Buy EUR	January 2018 to February 2018	NT$6,002.8/EUR169.0
Sell NT$/Buy JPY	February 2018	NT$996.3/JPY3,800.0
Sell US$/Buy JPY	January 2018	US$2.2/JPY246.7
Sell US$/Buy RMB	January 2018	US$558.0/RMB3,679.6
Sell US$/Buy NT$	January 2018 to February 2018	US$1,661.5/NT$49,673.3
Sell RMB /Buy EUR	January 2018	RMB39.0/EUR5.0
Sell RMB/Buy JPY	January 2018	RMB409.7/JPY7,062.5
Sell RMB/Buy GBP	January 2018	RMB3.6/GBP0.4

December 31, 2018

Sell NT$/Buy EUR	January 2019 to March 2019	NT$18,545.9/EUR527.0
Sell NT$/Buy JPY	January 2019 to March 2019	NT$4,757.9/JPY17,200.0
Sell US$/Buy EUR	January 2019	US$0.5/EUR0.4
Sell US$/Buy JPY	January 2019	US$175.6/JPY19,389.0
Sell US$/Buy RMB	January 2019	US$318.0/RMB2,188.7
Sell US$/Buy NT$	January 2019 to February 2019	US$127.0/NT$3,908.6
Sell RMB/Buy US$	January 2019	RMB667.5/ US$97.0